Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 919	$ 1,096	$ 1,020	$ 1,111
Additions	189	215	343	393
Claims paid	(183)	(213)	(340)	(405)
Currency translation adjustment and other	26	25	(72)	24
Balance at end of period	$ 951	$ 1,123	$ 951	$ 1,123